Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [Abstract]
Cash and cash equivalents

6. Cash and cash equivalents

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Cash at bank	432,892	124,413
Deposits held at licensed payment platforms	3,350	2,290
	436,242	126,703
Included in cash and cash equivalents per balance sheet	436,242	126,614
Included in assets classified as held for sale	—	89

As of December 31, 2024, cash and cash equivalents located in Mainland China amounted to RMB125.6 million (2023: RMB400.1 million). Remittance of funds out of Mainland China is subject to relevant rules and regulations of foreign exchange control.

As of December 31, 2024, RMB12.8 million of cash at bank was held in accounts where the usage is restricted to certain business purposes (2023:RMB16.9 million).

As of December 31, 2023 and 2024, ECLs for cash and cash equivalents were estimated to be immaterial.